Nature of Operations, Basis of Presentation and Significant Accounting Policies - Schedule Of Liabilities Measured At Fair Value On A Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value liability for price adjustable warrants	$ 244,795	$ 141,723
Total liabilities at fair value	244,795	141,723
Level 1 Quoted Prices in Active Markets for Identical Assets[Member]
Fair value liability for price adjustable warrants
Total liabilities at fair value
Level 2 Significant Other Observable Inputs[Member]
Fair value liability for price adjustable warrants
Total liabilities at fair value
Level 3 Significant Unobservable Inputs [Member]
Fair value liability for price adjustable warrants	244,795	141,723
Total liabilities at fair value	$ 244,795	$ 141,723